CONSOLIDATED STATEMENT OF CASH FLOWS - DIRECT METHOD - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash collection from operating activities
Proceeds from sales of goods and services	$ 4,620,409	$ 11,079,333	$ 10,787,804
Other cash receipts from operating activities	51,900	127,683	95,099
Payments for operating activities
Payments to suppliers for goods and services	(3,817,339)	(6,663,875)	(6,775,003)
Payments to and on behalf of employees	(1,227,010)	(1,644,806)	(1,789,022)
Other payments for operating activities	(70,558)	(267,643)	(255,988)
Income taxes (paid)	(65,692)	(45,311)	(29,186)
Other cash inflows (outflows)	13,593	241,286	39,612
Net cash (outflow) inflow from operating activities	(494,697)	2,826,667	2,073,316
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses			69,724
Other cash receipts from sales of equity or debt instruments of other entities	1,464,012	4,063,582	3,640,208
Other payments to acquire equity or debt instruments of other entities	(1,140,940)	(4,131,890)	(3,542,839)
Amounts raised from sale of property, plant and equipment	75,566	50,322	223,753
Purchases of property, plant and equipment	(324,264)	(1,276,621)	(660,707)
Purchases of intangible assets	(75,433)	(140,173)	(96,206)
Interest received	36,859	17,822	10,175
Other cash inflows (outflows)	(2,192)	(2,249)	(2,476)
Net cash inflow (outflow) from investing activities	33,608	(1,419,207)	(358,368)
Cash flows from financing activities
Payments for changes in ownership interests in subsidiaries that do not result in loss of control	(3,225)	(294,105)	(2)
Amounts raised from long-term loans	1,425,184	1,781,728	779,062
Amounts raised from short-term loans	560,296	93,000	293,000
Loans from Related Entities	373,125
Loans repayments	(793,712)	(1,860,455)	(1,738,348)
Payments of lease liabilities	(122,062)	(398,992)	(373,439)
Dividends paid	(571)	(55,116)	(72,620)
Interest paid	(210,418)	(550,877)	(540,303)
Other cash inflows (outflows)	(107,788)	(58,704)	44,053
Net cash inflow (outflow) from financing activities	1,120,829	(1,343,521)	(1,608,597)
Net increase in cash and cash equivalents before effect of exchanges rate change	659,740	63,939	106,351
Effects of variation in the exchange rate on cash and cash equivalents	(36,478)	(73,002)	(166,713)
Net increase (decrease) in cash and cash equivalents	623,262	(9,063)	(60,362)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	1,072,579	1,081,642	1,142,004
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	$ 1,695,841	$ 1,072,579	$ 1,081,642